Deferred Acquisition Costs (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Deferred Policy Acquisition Costs [Line Items]
Balance, beginning of year	$ 92,245		$ 91,187		$ 61,106
Capitalization	17,321	[1]	18,078	[1]	22,614	[1]
Interest	5,011		5,654		4,019
Amortization	(16,169)		(28,163)		12,792
Change in shadow DAC	5,594		5,489		(9,344)
Balance, end of year	$ 104,002		$ 92,245		$ 91,187

[1]	Reflects prospective adoption, in 2012, of new acquisition cost guidance. See note 2 for adoption impact.